UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2737

Fidelity Summer Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2007

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Export and Multinational Fund

November 30, 2007

1.810713.103

EXF-QTLY-0707

Investments November 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 4.9%
Diversified Consumer Services - 0.7%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	443,400	$ 35,503
Media - 2.6%
Discovery Holding Co. Class A (a)	2,021,400	49,443
The Walt Disney Co.	2,191,400	72,645
		122,088
Textiles, Apparel & Luxury Goods - 1.6%
Polo Ralph Lauren Corp. Class A	1,066,835	73,590
TOTAL CONSUMER DISCRETIONARY		231,181
CONSUMER STAPLES - 5.1%
Food & Staples Retailing - 2.6%
Tesco PLC	12,487,725	123,961
Household Products - 2.5%
Procter & Gamble Co.	1,582,200	117,083
TOTAL CONSUMER STAPLES		241,044
ENERGY - 15.8%
Energy Equipment & Services - 6.5%
National Oilwell Varco, Inc. (a)	1,299,724	88,576
Schlumberger Ltd. (NY Shares)	2,346,700	219,299
		307,875
Oil, Gas & Consumable Fuels - 9.3%
Canadian Natural Resources Ltd.	1,891,600	122,821
Ultra Petroleum Corp. (a)	2,251,500	146,122
Valero Energy Corp.	2,631,960	171,262
		440,205
TOTAL ENERGY		748,080
FINANCIALS - 14.6%
Commercial Banks - 3.0%
Wells Fargo & Co.	4,337,400	140,662
Consumer Finance - 1.5%
American Express Co.	1,197,500	70,629
Diversified Financial Services - 4.0%
Bank of America Corp.	2,595,500	119,730
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Bolsa de Mercadorias & Futuros - BM&F SA	1,670,500	$ 22,737
Bovespa Holding SA	2,645,000	49,988
		192,455
Insurance - 5.5%
ACE Ltd.	1,414,970	84,658
American International Group, Inc.	2,026,090	117,777
W.R. Berkley Corp.	1,914,425	58,543
		260,978
Thrifts & Mortgage Finance - 0.6%
Countrywide Financial Corp. (d)	2,758,500	29,847
TOTAL FINANCIALS		694,571
HEALTH CARE - 9.0%
Biotechnology - 2.7%
Genentech, Inc. (a)	1,694,400	129,198
Health Care Equipment & Supplies - 1.7%
Becton, Dickinson & Co.	971,100	80,339
Health Care Providers & Services - 1.1%
UnitedHealth Group, Inc.	894,265	49,185
Pharmaceuticals - 3.5%
Allergan, Inc. (d)	2,152,000	144,270
Sirtris Pharmaceuticals, Inc. (d)	1,405,635	22,617
		166,887
TOTAL HEALTH CARE		425,609
INDUSTRIALS - 10.6%
Aerospace & Defense - 1.0%
Lockheed Martin Corp.	417,000	46,149
Airlines - 1.5%
Ryanair Holdings PLC sponsored ADR (a)(d)	1,805,156	73,235
Commercial Services & Supplies - 3.1%
Corporate Executive Board Co. (d)	1,600,100	107,351
Robert Half International, Inc.	1,415,940	38,174
		145,525
Construction & Engineering - 2.6%
SNC-Lavalin Group, Inc.	2,556,500	121,784
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - 2.4%
ABB Ltd. sponsored ADR	1,666,100	$ 48,950
Alstom SA	215,700	48,334
Sunpower Corp. Class A (a)	150,000	18,666
		115,950
TOTAL INDUSTRIALS		502,643
INFORMATION TECHNOLOGY - 28.4%
Communications Equipment - 3.6%
Cisco Systems, Inc. (a)	2,825,000	79,157
Research In Motion Ltd. (a)	781,400	88,939
		168,096
Computers & Peripherals - 8.4%
Apple, Inc. (a)	1,000,900	182,384
Hewlett-Packard Co.	4,157,400	212,693
		395,077
Electronic Equipment & Instruments - 2.1%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	15,626,880	99,741
Internet Software & Services - 11.5%
Equinix, Inc. (a)(d)	1,427,000	148,565
Google, Inc. Class A (sub. vtg.) (a)	494,520	342,702
Mercadolibre, Inc. (d)	554,800	23,529
Telecity Group PLC	5,470,600	31,037
		545,833
IT Services - 1.3%
Mastercard, Inc. Class A	307,500	61,700
Semiconductors & Semiconductor Equipment - 1.4%
Microchip Technology, Inc.	2,362,000	68,002
Software - 0.1%
Convera Corp. Class A (a)(d)	2,350,000	6,087
TOTAL INFORMATION TECHNOLOGY		1,344,536
MATERIALS - 5.0%
Chemicals - 4.5%
Monsanto Co.	2,176,600	216,289
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - 0.5%
Lihir Gold Ltd. (a)	6,438,063	$ 22,236
TOTAL MATERIALS		238,525
TELECOMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 1.2%
Cogent Communications Group, Inc. (a)(d)(e)	2,657,356	55,220
Wireless Telecommunication Services - 1.5%
Crown Castle International Corp. (a)	1,716,254	71,997
TOTAL TELECOMMUNICATION SERVICES		127,217
UTILITIES - 1.1%
Electric Utilities - 1.1%
Electricite de France (d)	446,400	54,269
TOTAL COMMON STOCKS (Cost $3,377,908)		4,607,675
Convertible Preferred Stocks - 1.1%

MATERIALS - 1.1%
Metals & Mining - 1.1%
Freeport-McMoRan Copper & Gold, Inc. 6.75%	370,800	54,191
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $52,127)		54,191
Convertible Bonds - 0.1%
	Principal Amount (000s)
INDUSTRIALS - 0.1%
Electrical Equipment - 0.1%
Sunpower Corp. 1.25% 2/15/27	$ 1,020	2,285
TOTAL CONVERTIBLE BONDS (Cost $1,627)		2,285
Money Market Funds - 6.8%
	Shares	Value (000s)
Fidelity Cash Central Fund, 4.73% (b)	89,075,459	$ 89,075
Fidelity Securities Lending Cash Central Fund, 4.78% (b)(c)	234,773,200	234,773
TOTAL MONEY MARKET FUNDS (Cost $323,848)		323,848
Cash Equivalents - 0.1%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 3.47%, dated 11/30/07 due 12/3/07 (Collateralized by U.S. Treasury Obligations) # (Cost $2,752)	$ 2,753	2,752
TOTAL INVESTMENT PORTFOLIO - 105.3% (Cost $3,758,262)		4,990,751
NET OTHER ASSETS - (5.3)%		(252,064)
NET ASSETS - 100%		$ 4,738,687
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$2,752,000 due 12/03/07 at 3.47%
Banc of America Securities LLC	$ 290
Barclays Capital, Inc.	1,205
ING Financial Markets LLC	419
Lehman Brothers, Inc.	838
$ 2,752
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 601
Fidelity Securities Lending Cash Central Fund	267
Total	$ 868

Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Cogent Communications Group, Inc.	$ 64,449	$ 1,884	$ -	$ -	$ 55,220
Income Tax Information

At November 30, 2007, the aggregate cost of investment securities for income tax purposes was $3,762,143,000. Net unrealized appreciation aggregated $1,228,608,000, of which $1,388,883,000 related to appreciated investment securities and $160,275,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	January 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	January 29, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	January 29, 2008